Note 13 - Capital Structure	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
(13)	Capital Structure

During 2011, the Company issued 2,670,340 new shares for the exercise of options, representing 0.27% of the total shares outstanding as of December 31, 2011.

During 2011, the Company had repurchased 155,311 ADS (equal to 3,106,220 ordinary shares), representing 0.31% of the total shares outstanding as of December 31, 2011, for an aggregate price of approximately RMB13,722 on the open market.

During 2012, the Company issued183,380 new shares for the exercise of options, representing 0.01% of the total shares outstanding as of December 31, 2012.

During 2012, the Company had repurchased 193,165 ADS (equal to 3,863,300 ordinary shares), representing 0.38% of the total shares outstanding as of December 31, 2012, for an aggregate price of approximately RMB9,244 on the open market.

During 2013, there was no movement on the capital structure.